Shareholders' equity - Disclosure of detailed information about options, valuation assumptions (Details) - years	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Equity [abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	81.90%	78.50%	75.10%
Risk-free interest rate	1.70%	0.50%	1.30%
Expected forfeitures	6.60%	7.20%	7.70%
Expected average option term (years)	5.8	6.7	7.9